Litigation and Legal Proceedings	12 Months Ended
Mar. 31, 2021
Disclosure Of Commitments And Contingent Liabilities [Abstract]
Litigation and Legal Proceedings

24. Litigation and Legal Proceedings

As of the date of this report the Company is not currently a party to any litigation or legal proceedings which are material, either individually or in the aggregate. The Company has filed a civil claim against the prior CEO and Director of the Company in the Province of British Columbia, and the prior CEO and Director of the Company has filed a response with a counterclaim for wrongful dismissal in the Province of British Columbia. In addition, a company owned and controlled by a former employee who provided services to a subsidiary company of GreenPower until August 2013 filed a claim for breach of confidence against GreenPower in July 2020.  The Company does not expect the outcome of either its claim, or the claim filed against it, to be material, and as of the date of this report the resolution of these claims, including the potential timing or financial impact of these claims is inherently uncertain.